Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Taxes [Abstract]
Standard tax rate applicable in France	28.40%	32.00%	32.00%
Difference between the standard French tax rate and the rates applicable to Sanofi	(10.10%)	(20.20%)	(18.20%)
Revisions to tax exposures and settlements of tax disputes	1.00%	0.20%	0.50%
Fair value remeasurement of contingent consideration liabilities	0.20%	(0.10%)	0.00%
Other	0.30%	(1.90%)	(1.20%)
Effective tax rate	19.80%	10.00%	13.10%